FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 134	$ 3,893	$ 147
Payments of long-term debt	(16)	0	(2,332)
Proceeds from short-term debt	218	434	287
Payments of short-term debt	(1,670)	(1,044)	(1,664)
Payments of principal portion of lease liabilities (note 7)	(253)	(185)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	9,067	6,488
Proceeds from long-term debt	134	3,893
Payments of long-term debt	(16)	0
Amortized cost	8	2
Current portion of long-term debt	(1,332)	(1,566)
Payments of principal portion of lease liabilities (note 7)	(8)	(10)
Additions to lease liabilities (notes 5.2 and 7)	250	318
Unrealized foreign exchange effects and other movements	266	(58)
Liabilities arising from financing activities, ending balance	8,369	9,067	6,488
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	2,583	1,913
Amortized cost	(3)	2
Proceeds from short-term debt	218	434
Payments of short-term debt	(1,670)	(1,044)
Current portion of long-term debt	1,332	1,566
Payments of principal portion of lease liabilities (note 7)	(245)	(175)
Additions to lease liabilities (notes 5.2 and 7)	38	100
Unrealized foreign exchange effects and other movements	59	(213)
Liabilities arising from financing activities, ending balance	$ 2,312	$ 2,583	$ 1,913